Note 18 - Intangible assets - Impairment test hypotheses CGU Goodwill in the United States (Details)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
United States [Member]
Disclosure Of Impairment Test Hypotheses Line Items
Description Of Discount Rates Applied To Cash Flow Projections	10.00%	10.00%	9.80%
Description Of Growth Rate Used To Extrapolate Cash Flow Projections	4.00%	4.00%	4.00%
Turkey [Member]
Disclosure Of Impairment Test Hypotheses Line Items
Description Of Discount Rates Applied To Cash Flow Projections	18.00%	17.70%	14.80%
Description Of Growth Rate Used To Extrapolate Cash Flow Projections	7.00%	7.00%	7.00%